ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Payables and Accruals [Abstract]
Voyage expenses	$ 871	$ 354
Ship operating expenses	1,112	489
Administrative expenses	1,162	1,332
Interest expense	1,045	189
Accrued expenses	$ 4,190	$ 2,364